OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
------------------------------------------

Two Portland Square, Portland, Maine 04101

Shareholder Inquiries

                                                                       [LOGO]
   Forum Financial Corp.
   P.O. Box 446, Portland, Maine 04112
   207-879-0001
--------------------------------------------------------------------------------
ANNUAL REPORT
--------------------------------------------------------------------------------

Dear Shareholder:

In our annual report of a year ago we bemoaned the lackluster performance of small capitalization stocks and the extreme volatility affecting that asset class, caused largely in our opinion by the slavish devotion to momentum investing. At the same time we noted how favorable we believed the outlook was for small cap stocks due to low inflation, low long term interest rates and continued strong earnings potential.

We at Oak Hall are very happy to report that our optimism was justified, as your Fund's total return for the 12 months ending 3/31/98 was 49.7% vs. 42.2% for the Russell 2000.* In the last quarter of the fiscal year the Oak Hall Small Cap Contrarian Fund was up 23.1% vs. the Russell 2000 at 10.0%, and therefore we enter the new fiscal year with a positive wind behind our sails.

We continue to believe the environment is very positive for our brand of value/contrarian investing with long term interest rates continuing at low levels, inflation still subdued, and P/E multiples in various areas of the small cap spectrum still well below the larger S&P 500. We have selectively increased our exposure in energy to 15% of the portfolio, and we continue to like specialty retailing. We have added to our manufactured housing holdings, believing that low interest rates, high employment, and strong personal income growth is the perfect recipe for continued growth in the housing sector.

As we move into the Spring of 1998, we continue to feel optimistic about small cap value investing. We have very little exposure to Asia; so the fear of recession and deflation in that part of the world is of a lesser concern. We continue to see very good companies that because of minor glitches in their earnings prospects subsequently have their share price crushed, resulting in very favorable entry points. Given that we are the antithesis of momentum investing, we almost perversely welcome the volatility caused by this short term form of investing, because each day's new low list gives us some very interesting stock ideas.

We believe Oak Hall is very well positioned for the future in terms of valuation and upside potential, and we continue to be most optimistic.

Edward M. Cimilluca, Portfolio Manager
John W. Morosani, Portfolio Manager
Oak Hall Capital Advisors, L.P.

* INVESTMENT RETURN AND PRINCIPAL VALUE REPRESENT PAST PERFORMANCE AND WILL VARY. SHARES MAY BE WORTH MORE OR LESS AT REDEMPTION THAN AT ORIGINAL PURCHASE. SMALL CAPITALIZATION STOCKS ARE REPRESENTED BY THE RUSSELL 2000 INDEX-TM-, WHICH IS A MARKET WEIGHTED INDEX OF 2,000 COMPANIES WITH MARKET CAPITALIZATION FROM $162 MILLION TO $1 BILLION. THE INDEX IS UNMANAGED AND ITS PERFORMANCE REFLECTS THE REINVESTMENT OF DIVIDENDS. INDIVIDUALS CANNOT INVEST DIRECTLY IN THE INDEX.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
ANNUAL REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The following chart reflects a comparison in the change in value of a $10,000 investment in the Oak Hall Small Cap Contrarian Fund, including reinvested dividends and distributions, and the performance of the Russell 2000 Index since inception of the Fund. The Russell 2000 is a capitalization weighted index of 2,000 small capitalization U.S. companies. The Index is unmanaged and its performance reflects the reinvestment of dividends. It is important to keep in mind the Russell 2000 Index excludes the effect of any fees. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot predict nor guarantee future results.

           OAK HALL SMALL CAP CONTRARIAN FUND VS. RUSSELL 2000 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     AVERAGE ANNUAL RETURN                                                                 VALUE ON

                                                                        Since
                                                       One Year    Inception*                3/31/98
Oak Hall Small Cap Contrarian:                           49.71%        16.95%                $24,385
Russell 2000                                             42.16%        18.53%                $26,606
                                  Oak Hall Small Cap Contrarian  Russell 2000
June 1992                                               $10,000       $10,000
March 1993                                              $11,979       $12,140
March 1994                                              $14,735       $13,304
March 1995                                              $12,865       $13,841
March 1996                                              $15,816       $17,794
March 1997                                              $16,288       $18,716
March 1998                                              $24,834       $26,606

* INCEPTION DATE FOR OAK HALL SMALL CAP CONTRARIAN FUND IS JULY 13, 1992. FIGURES FOR THE RUSSELL 2000 INDEX
    BASED ON AN INCEPTION DATE OF JUNE 30, 1992.
--------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
--------------------------------------------------------------------------------  -----------
COMMON STOCK (92.7%)
APPAREL & ACCESSORY STORES (9.3%)
              10,400 Claire's Stores, Inc........................................ $   238,550
               7,300 Footstar, Inc.(a)...........................................     262,800
               7,800 Gadzooks, Inc.(a)...........................................     174,527
                                                                                  -----------
                                                                                      675,877
                                                                                  -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
 OPERATIVE BUILDERS (4.7%)
               4,900 Cavalier Homes, Inc.........................................      56,044
              10,800 Champion Enterprises, Inc.(a)...............................     288,226
                                                                                  -----------
                                                                                      344,270
                                                                                  -----------
BUILDING MATERIALS, HARDWARE &
 GARDEN SUPPLY DEALERS (2.5%)
              10,500 Eagle Hardware & Garden, Inc.(a)............................     185,063
                                                                                  -----------
BUSINESS SERVICES (6.9%)
               8,300 ADVO, Inc.(a)...............................................     229,288
              11,600 Harte-Hanks Communications, Inc.............................     275,500
                                                                                  -----------
                                                                                      504,788
                                                                                  -----------
COMMUNICATIONS (4.0%)
              16,100 Vanguard Cellular Systems, Inc.(a)..........................     292,820
                                                                                  -----------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS (2.4%)
               8,100 Comfort Systems USA, Inc.(a)................................     175,165
                                                                                  -----------
EATING & DRINKING PLACES (7.5%)
               7,900 Lone Star Steakhouse & Saloon, Inc.(a)......................     179,232
               5,400 Outback Steakhouse, Inc.(a).................................     211,275
              13,000 Rare Hospitality International, Inc.(a).....................     154,376
                                                                                  -----------
                                                                                      544,883
                                                                                  -----------
FOOD & KINDRED PRODUCTS (0.5%)
               2,600 Weider Nutrition International, Inc.........................      40,300
                                                                                  -----------
HEALTH SERVICES (8.1%)
              11,700 American Oncology Resources, Inc.(a)........................     178,425
               5,400 IDEXX Laboratories, Inc.(a).................................      97,200
              22,700 Physician Reliance Network, Inc.(a).........................     312,125
                                                                                  -----------
                                                                                      587,750
                                                                                  -----------
HOME FURNITURE, FURNISHINGS &
 EQUIPMENT STORES (3.2%)
              25,600 Bombay Co., Inc.(a).........................................     128,000
               7,300 Heilig-Meyers Co............................................     102,634
                                                                                  -----------
                                                                                      230,634
                                                                                  -----------
INDUSTRIAL & COMMERCIAL MACHINERY (2.0%)
               3,200 Pentair, Inc................................................     143,200
                                                                                  -----------

                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
--------------------------------------------------------------------------------  -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (5.2%)
               8,500 Hologic, Inc.(a)............................................ $   235,875
               6,000 Input/Output, Inc.(a).......................................     140,251
                                                                                  -----------
                                                                                      376,126
                                                                                  -----------
MOTION PICTURES (3.5%)
               7,900 Carmike Cinemas, Inc.(a)....................................     253,790
                                                                                  -----------
OIL & GAS EXTRACTION (13.2%)
              56,400 Abacan Resource Corp.(a)....................................      79,314
              14,400 American Oilfield Divers, Inc.(a)...........................     207,902
              17,100 Meridian Resource Corp.(a)..................................     136,800
              13,600 Snyder Oil Corp.............................................     277,102
              22,800 Southern Pacific Petroleum NL(a)............................      84,075
               4,900 Triton Energy Ltd.(a).......................................     180,075
                                                                                  -----------
                                                                                      965,268
                                                                                  -----------
REAL ESTATE INVESTMENT (4.0%)
               6,400 Capital Automotive REIT(a)..................................     120,801
               9,900 Ocwen Asset Investment Corp.................................     168,919
                                                                                  -----------
                                                                                      289,720
                                                                                  -----------
RETAIL SALES (3.9%)
               3,100 Petco Animal Supplies, Inc.(a)..............................      60,450
               7,800 Zale Corp.(a)...............................................     225,225
                                                                                  -----------
                                                                                      285,675
                                                                                  -----------
SOFTWARE (3.0%)
              12,300 Inso Corp.(a)...............................................     218,325
                                                                                  -----------
TEXTILE MILL PRODUCTS (6.2%)
               7,850 Mohawk Industries, Inc.(a)..................................     247,275
              13,800 Shaw Industries, Inc........................................     202,690
                                                                                  -----------
                                                                                      449,965
                                                                                  -----------
WHOLESALE TRADE-DURABLE GOODS (2.6%)
               7,100 Watsco, Inc.................................................     190,815
                                                                                  -----------
TOTAL COMMON STOCK (COST $5,478,079)............................................    6,754,434
                                                                                  -----------
SHORT-TERM HOLDINGS (7.3%)
             347,660 Boston 1784 Institutional U.S. Treasury Money Market Fund...     347,660
             182,912 Dreyfus Government Cash Management Fund.....................     182,912
                                                                                  -----------
TOTAL SHORT-TERM HOLDINGS (COST $530,572).......................................      530,572
                                                                                  -----------
TOTAL INVESTMENTS (100.0%) (COST $6,008,651)....................................  $ 7,285,006
                                                                                  -----------
                                                                                  -----------

(a) Non-income producing security.

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
    Investments (Notes 1 and 2):
      Investments at cost.......................................................  $   6,008,651
      Net unrealized appreciation (depreciation)................................      1,276,355
                                                                                  -------------
        Total investments at value..............................................      7,285,006
    Interest, dividends and other receivables...................................          3,906
    Receivable for securities sold..............................................         17,452
    Receivable from Adviser (Note 3)............................................         18,540
    Prepaid expenses............................................................         19,043
                                                                                  -------------
Total assets....................................................................      7,343,947
                                                                                  -------------
LIABILITIES:
    Payable for securities purchased............................................         98,251
    Payable to Administrator (Note 3)...........................................          1,468
    Accrued fees and other expenses.............................................         36,303
                                                                                  -------------
Total liabilities...............................................................        136,022
                                                                                  -------------
NET ASSETS......................................................................  $   7,207,925
                                                                                  -------------
                                                                                  -------------

COMPONENTS OF NET ASSETS:
    Paid in capital.............................................................  $   5,932,162
    Unrealized appreciation (depreciation) on investments.......................      1,276,355
    Accumulated net realized gain (loss)........................................           (592)
                                                                                  -------------
NET ASSETS......................................................................  $   7,207,925
                                                                                  -------------
                                                                                  -------------
SHARES OF BENEFICIAL INTEREST...................................................        348,816
                                                                                  -------------
                                                                                  -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE).......................  $       20.66
                                                                                  -------------
                                                                                  -------------

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividend income..................................................................  $        35,349
    Interest income..................................................................            6,738
                                                                                       ---------------
Total investment income..............................................................           42,087
                                                                                       ---------------
EXPENSES:
    Investment advisory (Note 3).....................................................           49,135
    Administration (Note 3)..........................................................           16,378
    Transfer agent (Note 3)..........................................................           18,095
    Custody..........................................................................            9,257
    Accounting (Note 3)..............................................................           41,000
    Audit............................................................................           20,150
    Directors........................................................................            1,374
    Legal............................................................................            3,107
    Amortization of organization costs (Note 2)......................................            2,789
    Registration.....................................................................           15,890
    Reporting........................................................................            9,086
    Miscellaneous....................................................................            7,864
                                                                                       ---------------
Total expenses.......................................................................          194,125
    Expenses reimbursed and fees waived (Note 3).....................................          (67,675)
                                                                                       ---------------
Net expenses.........................................................................          126,450
                                                                                       ---------------
NET INVESTMENT INCOME (LOSS).........................................................          (84,363)
                                                                                       ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold.....................................        1,344,532
    Net change in unrealized appreciation (depreciation) on investments..............        1,304,798
                                                                                       ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...............................        2,649,330
                                                                                       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......................  $     2,564,967
                                                                                       ---------------
                                                                                       ---------------

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                      NINE MONTHS
                                                      YEAR ENDED         ENDED          YEAR ENDED
                                                    MARCH 31, 1998   MARCH 31, 1997   JUNE 30, 1996
                                                    --------------   --------------   --------------
NET ASSETS, Beginning of Period...................  $   7,310,193    $  12,257,172    $  16,399,153
                                                    --------------   --------------   --------------
OPERATIONS:
    Net investment income (loss)..................        (84,363)         (81,451)        (167,927)
    Net realized gain (loss) on investments             1,344,532        1,549,981        1,994,837
      sold........................................
    Net change in unrealized appreciation
      (depreciation) on investments...............      1,304,798       (1,235,295)         982,857
                                                    --------------   --------------   --------------
      Net increase (decrease) in net assets
        resulting from operations.................      2,564,967          233,235        2,809,767
                                                    --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS (a):
    Sale of shares................................      2,446,775           77,336        2,632,932
    Redemption of shares..........................     (5,114,010)      (5,257,550)      (9,584,680)
                                                    --------------   --------------   --------------
      Net increase (decrease) from capital             (2,667,235)      (5,180,214)      (6,951,748)
        transactions..............................
                                                    --------------   --------------   --------------
      Net increase (decrease).....................       (102,268)      (4,946,979)      (4,141,981)
                                                    --------------   --------------   --------------
NET ASSETS - End of Period (b)....................  $   7,207,925    $   7,310,193    $  12,257,172
                                                    --------------   --------------   --------------
                                                    --------------   --------------   --------------
(a)  Shares Issued (Redeemed)
       Sale of shares.............................        138,550            5,429          204,931
       Redemption of shares.......................       (319,320)        (376,722)        (751,248)
                                                    --------------   --------------   --------------
         Net increase (decrease) in shares........  $    (180,770)        (371,293)        (546,317)
                                                    --------------   --------------   --------------
                                                    --------------   --------------   --------------

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds-Registered Trademark- (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has twenty-two active investment portfolios. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report is Oak Hall-Registered Trademark- Small Cap Contrarian Fund (the "Fund"), a diversified portfolio of the Trust that commenced operations on July 13, 1992. On February 12, 1998, Oak Hall-Registered Trademark- Equity Fund was renamed Oak Hall-Registered Trademark-Small Cap Contrarian Fund.

Effective November 25, 1996, the Fund was reorganized as a series of the Trust. As a result of this reorganization, the Fund's fiscal year end changed from June 30 to March 31.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

    SECURITY VALUATION--Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

    INTEREST AND DIVIDEND INCOME--Interest income is accrued as earned. Dividends on securities held by the Fund are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income and capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

--------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    ORGANIZATION COSTS--The costs incurred by the Fund in connection with its organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Fund's operations.

    FEDERAL TAXES--The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute substantially all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is required.

    EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

    REALIZED GAIN AND LOSS--Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Fund is Oak Hall-Registered Trademark- Capital Advisors, L.P. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund. On February 12, 1998, the Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of the Fund to the extent that total expenses exceed 1.50%. For the period ended March 31, 1998, fees waived and expenses reimbursed were $49,135 and $18,540, respectively.

Effective June 19, 1997, the administrator of the Fund is Forum Administrative Services, LLC ("FAS"). FAS receives an administrative fee for its services at an annual rate of 0.25% of the average daily net assets of the Fund. In addition, certain legal expenses of $76 were charged to the Fund by FAS. Forum Financial Services, Inc.-Registered Trademark- ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as the distributor of the Fund's shares. Prior to June 19, 1997, FFSI served as the administrator pursuant to the same terms and compensation as FAS.

Forum Financial Corp.-Registered Trademark- ("FFC"), an affiliate of FAS and FFSI, serves as the Fund's transfer agent and dividend disbursing agent, and for those services receives an annual fee of $12,000 plus certain shareholder account fees. Pursuant to an agreement with the Trust, effective June 19, 1997, Forum Accounting Services, LLC ("FAcS") acts as the fund accountant. For its services FAcS receives $36,000 plus a fee based on the type and volume of portfolio transactions. Prior to June 19, 1997, FFC served as the fund accountant pursuant to the same terms and compensation as FAcS.

--------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund had previously adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the Fund. This Plan was eliminated on December 5, 1997. Under the Plan, FFSI could be reimbursed by the Fund for distribution expenses incurred by FFSI on behalf of the Fund. For the fiscal year ended March 31, 1998, FFSI did not receive any reimbursements from the Fund.

NOTE 4.  SECURITY TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, totaled $6,323,127 and $9,113,395 respectively, for the period ended March 31, 1998.

For federal income tax purposes, the tax basis of investment securities owned as of March 31, 1998 was $6,036,315 and the net unrealized appreciation of investment securities was $1,248,691. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $1,504,294 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $255,603.

As of March 31, 1998, the Fund had capital loss carryovers available to offset future capital gains as follows:

CARRYOVER AMOUNT   YEAR OF EXPIRATION
-----------------  -------------------
    $798,565                 2004

--------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD.

                                                             NINE MONTHS
                                             YEAR ENDED         ENDED          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                             MARCH 31,        MARCH 31,         JUNE 30,         JUNE 30,         JUNE 30,
                                                1998             1997             1996             1995             1994
                                            ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period....    $    13.80       $    13.61       $    11.33       $    12.55       $    14.30
                                            ------------     ------------     ------------     ------------     ------------
Investment Operations
  Net Investment Income (Loss)..........         (0.24)           (0.15)           (0.32)(b)        (0.03)(b)        (0.09)
  Net Realized and Unrealized Investment
    Gain (Loss) on Investments..........          7.10             0.34             2.60            (0.10)           (0.52)
                                            ------------     ------------     ------------     ------------     ------------
Total from Investment Operations........          6.86             0.19             2.28            (0.13)           (0.61)
Distributions from
  Net Realized Gain on Investments......        --               --               --                (1.09)           (1.14)
                                            ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period..........    $    20.66       $    13.80       $    13.61       $    11.33       $    12.55
                                            ------------     ------------     ------------     ------------     ------------
                                            ------------     ------------     ------------     ------------     ------------
Total Return............................         49.71%            1.40%(c)        20.12%           (1.07)%          (5.14)%
Ratio/Supplementary Data:
Net Assets at End of Period (000's
 omitted)...............................    $    7,208       $    7,310       $   12,257       $   16,399       $   35,470
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver................          1.93%            2.00%(d)         2.00%            2.00%            2.01%
  Expenses excluding
    reimbursement/waiver................          2.96%            2.93%(d)         2.44%          --                 2.17%
  Net investment income (loss) including
    reimbursement/ waiver...............         (1.29)%          (1.13)%(d)       (1.14)%          (0.23)%          (0.96)%
Average Commission Rate (e).............    $   0.0629       $   0.0673       $   0.0601              N/A              N/A
Portfolio Turnover Rate.................        100.61%           95.05%          157.01%          115.33%          168.61%


                                          PERIOD ENDED
                                            JUNE 30,
                                            1993(a)
                                          ------------
Net Asset Value, Beginning of Period....  $    10.00
                                          ------------
Investment Operations
  Net Investment Income (Loss)..........      --
  Net Realized and Unrealized Investment
    Gain (Loss) on Investments..........        4.31
                                          ------------
Total from Investment Operations........        4.31
Distributions from
  Net Realized Gain on Investments......       (0.01)
                                          ------------
Net Asset Value, End of Period..........  $    14.30
                                          ------------
                                          ------------
Total Return............................       45.12%(d)
Ratio/Supplementary Data:
Net Assets at End of Period (000's
 omitted)...............................  $   12,581
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver................        1.23%(d)
  Expenses excluding
    reimbursement/waiver................        5.91%(d)
  Net investment income (loss) including
    reimbursement/ waiver...............       (0.07)%(d)
Average Commission Rate (e).............         N/A
Portfolio Turnover Rate.................      187.94%

------------------------------

(a) For the period July 13, 1992 (commencement of operations) through June 30, 1993.

(b) Calculated using the weighted average shares outstanding.

(c) Not annualized.

(d) Annualized.

(e) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities.

--------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders,
Forum Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Oak Hall-Registered Trademark- Small Cap Contrarian Fund (formally Oak Hall Equity Fund) (one of the Portfolios constituting Forum Funds) as of March 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for the year ended March 31, 1998, nine months ended March 31, 1997 and the year ended June 30, 1996, and the financial highlights for the year ended March 31, 1998, nine months ended March 31, 1997 and each of the years in the four year period ended June 30, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oak
Hall-Registered Trademark- Small Cap Contrarian Fund, as of March 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
May 1, 1998

--------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Oak Hall-Registered Trademark- Capital Advisors, L.P.
122 East 42nd Street--24th Floor
New York, New York 10168
http://www.oakhallfund.com

CUSTODIAN
BankBoston, N.A.
P.O. Box 1959
Boston, Massachusetts 02105

TRUSTEES
John Y. Keffer
Costas Azariadis
James C. Cheng
J. Michael Parish

ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A
COPY OF THE OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND PROSPECTUS.

                         OAK HALL-REGISTERED TRADEMARK-
                           SMALL CAP CONTRARIAN FUND
                                 ANNUAL REPORT

                                 March 31, 1998

                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------